Restructuring	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Restructuring [Abstract]
Restructuring
4.	Restructuring

In an effort to continue to effectively manage costs, during the fourth quarter of 2010 the Company initiated a plan to reduce its non-union workforce by at least 10%, or approximately 65 positions. The Company substantially completed the workforce reduction initiative on January 31, 2011, by eliminating a total of 64 positions, including 35 existing and 29 open positions.

The following table presents the restructuring reserves at June 24, 2012, as well as activity during the year (in thousands):

	Balance at December 25, 2011	Provision	Payments	Balance at June 24, 2012
Personnel related costs	$233	$—	$(209)	$24

In the consolidated balance sheets as of June 24, 2012 and December 25, 2011, the reserve for restructuring costs is recorded in other accrued liabilities.

5.	Restructuring

In an effort to continue to effectively manage costs, during the fourth quarter of 2010 the Company initiated a plan to reduce its non-union workforce by at least 10%, or approximately 65 positions. The Company substantially completed the workforce reduction initiative on January 31, 2011 by eliminating a total of 64 positions, including 35 existing and 29 open positions. A restructuring charge of $2.1 million related to this reduction in workforce was recorded during the year ended December 26, 2010.

The following table presents the restructuring reserves at December 25, 2011, as well as activity during the year (in thousands):

	Balance at December 26, 2010	Payments	Adjustments	Balance at December 25, 2011
Personnel related costs	$2,032	$(1,799)	$—	$233
Other associated costs	10	(10)	—	—

Total	$2,042	$(1,809)	$—	$233

In the consolidated balance sheet as of December 25, 2011, the reserve for restructuring costs is recorded in other accrued liabilities.